Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

German American Capital Corporation (the “Company”)

Citigroup Global Markets Realty Corp.

Deutsche Mortgage & Asset Receiving Corporation

Deutsche Bank Securities Inc.

Citigroup Global Markets Inc.

(together with the Company, the “Specified Parties”)

Re:   DBCG 2017-BBG Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file provided to us on June 6, 2017 containing information on one mortgage loan and the related mortgaged property (the “Data File”) which we were informed are to be included as collateral in the offering of the DBCG 2017-BBG Mortgage Trust, Commercial Mortgage Pass-Through Certificates. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Data File” means the electronic data file provided to us by the Company on June 6, 2017 containing data with respect to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”).
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
KPMG LLP is a Delaware limited liability partnership and the US member firm of KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the specified attributes identified by the Company in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the recomputation methodologies, instructions, assumptions, materiality thresholds and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

June 6, 2017

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Name	Provided by the Company
Property Name	Provided by the Company
Originator	Provided by the Company
Loan Seller	Provided by the Company
Primary Type	Appraisal/ Engineering Report
Secondary Type	Appraisal/ Engineering Report
Properties per Loan	Appraisal/ Engineering Report
Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Year Built	Appraisal/ Engineering Report
Latest Renovation	Appraisal/ Engineering Report
"As-is" Appr. Value	Appraisal
"As-is" Value Date	Appraisal
Appraisal Firm	Appraisal
FIRREA	Appraisal
Date of Seismic Report	Seismic Report
Seismic Firm	Seismic Report
Located in Seismic Zone (Yes/No)	Seismic Report
PML (%)	Seismic Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Date of Phase I Report	Environmental Report
Environmental Firm	Environmental Report
A-1

ATTACHMENT A

Attribute	Source Document(s)
Material Recognized Environmental Concern (Y/N)	Environmental Report
Phase II Recommended (Yes/No)	Environmental Report
Date of Phase II Report	Environmental Report
Collateral Rooms / SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Cut-off Date	Provided by the Company
Total Debt Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Mortgage Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pooled TMA Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Pooled TMA Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Trust Subordinate Mortgage Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Original Balance	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pari Passu Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
LIBOR Assumption	Provided by the Company

A-2

ATTACHMENT A

Attribute	Source Document(s)
LIBOR Setting	Provided by the Company
LIBOR Reset Frequency	Provided by the Company
LIBOR Rounding	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pooled TMA LIBOR Floor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Pooled TMA Floor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pari Passu Floor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Floor	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Trust Subordinate Mortgage Floor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Effective LIBOR Pooled TMA	Interest Rate Cap Agreement
Effective LIBOR Pari Passu	Interest Rate Cap Agreement
Effective LIBOR Non-Pooled TMA	Interest Rate Cap Agreement
Effective LIBOR Non-Trust Subordinate Mortgage	Interest Rate Cap Agreement
Effective LIBOR 1st Mortgage	Interest Rate Cap Agreement
Effective LIBOR Mezzanine	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Total Debt Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Margin	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pooled TMA Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Pooled TMA Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust

A-3

ATTACHMENT A

Attribute	Source Document(s)
Non-Trust Subordinate Mortgage Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pari Passu Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Mortgage Margin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Margin Check	Provided by the Company
Total Debt Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pooled TMA Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Pooled TMA Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Trust Subordinate Mortgage Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pari Passu Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Mortgage Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Coupon	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Pooled TMA Debt Service at Libor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Trust Subordinate Mortgage Debt Service at LIBOR	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pari Passu Debt Service	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Debt Service Check	Provided by the Company
Mezzanine Debt Service at LIBOR	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Guarantor Ratings (S/M/F)	Bloomberg
Pooled TMA Cap Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Pooled TMA Cap Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Trust Subordinate Mortgage Cap Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pari Passu Cap Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Mortgage Cap Coupon	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Cap Coupon Check	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Cap Coupon	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Pooled TMA Debt Service at Cap	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non-Trust Subordinate Mortgage Debt Service at Cap	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Pari Passu Debt Service at Cap	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Debt Service Check at Cap	Loan Agreement/Promissory Note/Mortgage/Deed of Trust

A-4

ATTACHMENT A

Attribute	Source Document(s)
Note Date	Promissory Note
Borr. Legal Name	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Recourse Carve Out Guarantees (Yes/No)	Guaranty of Recourse Obligations
Recourse Guarantee Warm Body (Yes/No)	Guaranty of Recourse Obligations
Recourse Guarantor Name	Guaranty of Recourse Obligations
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty of Recourse Obligations
Related Borrower	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Loan Purpose	Closing Statement/Loan Agreement
Payment Day	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual Begin	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual End	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Rate Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Loan Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st Amortization Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezz Amort	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
IOPeriod	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
1st. IO Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
First Pmt Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Maturity Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Exit Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Extension Option	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Extension Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Fully Extended Maturity	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Partial Prepay Permitted (Provisions)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Liquidated Damages	Loan Agreement/Promissory Note/Mortgage/Deed of Trust

A-5

ATTACHMENT A

Attribute	Source Document(s)
Lockout Period	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Penalty Period	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Open Period	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Lockout Exp Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Penalty Start Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Penalty End Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Days Default	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Days Late Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Default Rate	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Late Fee	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
SPE	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non Consol	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Ind. Director	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Partial Release Permitted	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Partial Release Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Lien Position	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Fee Simple / Leasehold	Proforma Title Policy/Title Policy/Escrow Instruction Letter
Ground Lease	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Exp.	Proforma Title Policy/Title Policy/Ground Lease
Annual Ground Lease Payment	Proforma Title Policy/Title Policy/Ground Lease
LockBox Type	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Cash Management	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Excess Cash Trap Trigger	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Initial Tax Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

A-6

ATTACHMENT A

Attribute	Source Document(s)
Initial Insurance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Replacement Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial TI/LC Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Deferred Maintenance Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Environmental Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Debt Service Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Other Reserve Description	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Tax Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Insurance Escrow	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Required Replacement Reserves	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Required TI/LC	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Other Reserve	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Other Reserve Description	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
UW EGI	Underwritten Cash Flow
UW Expenses	Underwritten Cash Flow
UW Replacement Reserves	Underwritten Cash Flow
UW TILC	Underwritten Cash Flow
Most Recent Financial Statement Date	Underwritten Cash Flow

A-7

ATTACHMENT A

Attribute	Source Document(s)
Most Recent NCF	Underwritten Cash Flow
2nd Most Recent Financial Statement Date	Underwritten Cash Flow
2nd Most Recent NCF	Underwritten Cash Flow
3rd Most Recent Financial Statement Date	Underwritten Cash Flow
3rd Most Recent NCF	Underwritten Cash Flow
Master & Primary Fee Rate	Provided by Loan Seller
Cert Admin / Trustee Fee Rate	Provided by Loan Seller
CREFC Fee	Provided by Loan Seller
Admin Fee Rate	Provided by Loan Seller
Directs Investment (Borrower or Lender)	Provided by Loan Seller
RE Tax	Underwritten Cash Flow
Insurance	Insurance Certificate/Insurance Review
Replacement Reserves	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Immediate Repairs	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrows	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Appraised Value / Unit	Appraisal Value divided by Collateral Rooms / SF
Largest Tenant % of NSF	Largest Tenant Leased SF divided by Collateral Rooms / SF
2nd Largest Tenant % of NSF	2nd Largest Tenant Leased SF divided by Collateral Rooms / SF
3rd Largest Tenant % of NSF	3rd Largest Tenant Leased SF divided by Collateral Rooms / SF
Pooled TMA Balance / Unit	Pooled TMA Original Balance divided by Collateral Rooms / SF
1st Mortgage Balance / Unit	1st Mortgage Original Balance divided by Collateral Rooms / SF
Total Debt Balance / Unit	Total Debt Original Balance divided by Collateral Rooms / SF
Pooled TMA "As Is" Current LTV	Pooled TMA Current Balance divided by the Appraisal Value
1st Mortgage "As Is" Current LTV	1st Mortgage Current Balance divided by the Appraisal Value
Total Debt "As Is" Current LTV	Total Debt Current Balance divided by the Appraisal Value
Pooled TMA "As Is" Maturity LTV	Total Debt Balloon Balance divided by the Appraisal Value
1st Mortgage "As Is" Maturity LTV	1st Mortgage Balloon Balance divided by the Appraisal Value
Total Debt "As Is" Maturity LTV	Pooled TMA Balloon Balance divided by the Appraisal Value
Original Term	Number of payments between and including the First Pmt Date and the Maturity Date.
Seasoning	Number of payments between and including the First Pmt Date and the Cut-off Date.
Remaining Term	Original Term minus Seasoning
Aggregate Extension Options	Number of payments between and including the first extension start date and the Fully Extended Maturity

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Original Term Extended	Number of payments between and including the First PMT Date and the Fully Extended Maturity
Remaining Term Extended	Original Term Extended minus Seasoning
UW NOI	UW EGI minus UW Expenses
UW NCF	UW NOI minus UW Replacement Reserves
Total Debt UW NCF DSCR at LIBOR	UW NCF divided by Total Debt, Debt Service at LIBOR
Total Debt UW NCF DSCR at Cap	UW NCF divided by Total Debt, Debt Service at Cap
1st Mortgage UW NCF DSCR at LIBOR	UW NCF divided by 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NOI DSCR at LIBOR	UW NOI divided by 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NCF DSCR at Cap	UW NCF divided by 1st Mortgage Debt Service at Cap
1st Mortgage UW NOI DSCR at Cap	UW NOI divided by 1st Mortgage Debt Service at Cap
Pooled TMA UW NCF DSCR at LIBOR	UW NCF divided by Pooled TMA Debt Service at LIBOR
Pooled TMA UW NOI DSCR at LIBOR	UW NOI divided by Pooled TMA Debt Service at LIBOR
Pooled TMA UW NCF DSCR at Cap	UW NCF divided by Pooled TMA Debt Service at Cap
Pooled TMA UW NOI DSCR at Cap	UW NOI divided by Pooled TMA Debt Service at Cap
Total Debt UW NOI Debt Yield	UW NOI divided by Total Debt Original Balance
Total Debt UW NCF Debt Yield	UW NCF divided by Total Debt Original Balance
1st Mortgage UW NOI Debt Yield	UW NOI divided by 1st Mortgage Original Balance
1st Mortgage UW NCF Debt Yield	UW NCF divided by 1st Mortgage Original Balance
Pooled TMA UW NOI Debt Yield	UW NOI divided by Pooled TMA Original Balance
Pooled TMA UW NCF Debt Yield	UW NCF divided by Pooled TMA Original Balance
Total Debt Current Balance	Equal to the Total Debt Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
1st Mortgage Current Balance	Equal to the 1st Mortgage Current Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Pooled TMA Current Balance	Equal to the Pooled TMA Current Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Non-Pooled TMA Current Balance	Equal to the Non-Pooled TMA Current Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Non-Trust Subordinate Mortgage Current Balance	Equal to the Non-Trust Subordinate Mortgage Current Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Mezzanine Current Balance	Equal to the Mezzanine Current Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Pari Passu Current Balance	Equal to the Pari Passu Current Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Total Debt Balloon Balance	Equal to the Total Debt Balloon Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
1st Mortgage Balloon Balance	Equal to the 1st Mortgage Balloon Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Pooled TMA Balloon Balance	Equal to the Pooled TMA Balloon Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Non-Pooled TMA Balloon Balance	Equal to the Non-Trust Subordinate Mortgage Balloon Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Non-Trust Subordinate Mortgage Balloon Balance	Equal to the Non-Trust Subordinate Mortgage Balloon Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Mezzanine Balloon Balance	Equal to the Mezzanine Balloon Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Pari Passu Balloon Balance	Equal to the Pari Passu Balloon Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Pooled TMA Debt Service at LIBOR	Pooled TMA Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Pooled TMA plus Pooled TMA Margin
Non-Pooled TMA Debt Service at Libor	Non-Pooled TMA Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Non-Pooled TMA plus Non-Pooled TMA Margin
Non-Trust Subordinate Mortgage Debt Service at LIBOR	Pooled TMA Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Non-Trust Subordinate Mortgage plus Non-Trust Subordinate Mortgage Margin
Pari Passu Debt Service	Pari Passu Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Pari Passu plus Pari Passu Margin
1st Mortgage Debt Service at LIBOR	1st Mortgage Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR 1st Mortgage plus 1st Mortgage Margin
Mezzanine Debt Service at LIBOR	Mezzanine Original Balance multiplied by 365 over 360 and finally multiplied by Effective LIBOR Mezzanine plus Mezzanine Margin
Total Debt, Debt Service at LIBOR	Total Debt Original Balance multiplied by 365 over 360 and finally multiplied by LIBOR Assumption plus Total Debt Margin
Pooled TMA Debt Service at Cap	Pooled TMA Balloon Balance multiplied by 365 over 360 and finally multiplied by Pooled TMA Cap Coupon
1st Mortgage Debt Service at Cap	1st Mortgage Balloon Balance multiplied by 365 over 360 and finally multiplied by 1st Mortgage Cap Coupon
Total Debt, Debt Service at Cap	Total Debt Balloon Balance multiplied by 365 over 360 and finally multiplied by LIBOR Cap plus Total Debt Margin

B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loan and Compared Attribute:

C-1